Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			2 Months Ended
	May 04, 2013	Feb. 02, 2013	Mar. 28, 2013 Subsequent Event [Member] Store
Subsequent Event [Line Items]
Number of store leases			10
Lease period			10 years
Future minimum lease payment	$ 381,541	$ 373,539	$ 14,900